Document and Entity Information	6 Months Ended
Jul. 31, 2012
Document And Entity Information Abstract
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 09, 2012
Entity Registrant Name	JAMMIN JAVA CORP.
Entity Central Index Key	0001334586
Entity Filer Category	Smaller Reporting Company